GOODWILL 10Q	3 Months Ended
Mar. 31, 2014
GOODWILL [Abstract]
GOODWILL
NOTE 9. GOODWILL

A summary of goodwill activity follows:

	Three Months Ended March 31,
	2014	2013
Brazil Segment
Beginning of period	$4,139	$4,773
Effect of foreign currency translation	179	57
End of period	$4,318	$4,830
USA Segment
Beginning of period	$-	$-
Acquisition of H&N	675	-
End of period	$675	$-